Other long-term liabilities - Changes in Environmental Remediation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening balance	$ 69,383	$ 58,061
Remediation activities	(9,865)	(5,130)
Accretion	1,025	436
Changes in cash flow estimates	2,265	3,828
Revision in assumptions	(7,584)	3,402
Obligation assumed from business acquisition	0	8,786
Closing balance	$ 55,224	$ 69,383